RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) - Related Party - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Xiaomi Communication, Information, Technology
CONSOLIDATED STATEMENTS OF OPERATIONS
Unbilled receivables	¥ 1,907	¥ 2,613
Whale Microelectronics Co., Ltd
CONSOLIDATED STATEMENTS OF OPERATIONS
Total consideration	21,942
Transfer of intangible assets	¥ 2,194